Royalty, stream and working interests	6 Months Ended
Jun. 30, 2019
Royalty, stream and working interests
Royalty, stream and working interests

Note 7 – Royalty, stream and working interests

Royalty, stream and working interests, net of accumulated depletion and impairment charges, comprise the following:

	As at June 30, 2019
		Accumulated
	Cost	Depletion(1)	Impairment	Carrying Value
Mining royalties	$1,027.2	$(594.3)	$—	$432.9
Streams	4,270.9	(1,377.3)	—	2,893.6
Energy	1,408.3	(358.0)	—	1,050.3
Advanced	207.4	(30.4)	—	177.0
Exploration	54.6	(12.6)	—	42.0
	$6,968.4	$(2,372.6)	$—	$4,595.8
[1]	Accumulated depletion includes previously recognized impairment charges.

	As at December 31, 2018
		Accumulated
	Cost	Depletion(1)	Impairment	Carrying Value
Mining royalties	$1,021.4	$(571.3)	$—	$450.1
Streams	4,346.3	(1,303.3)	(75.4)	2,967.6
Energy	1,303.8	(337.2)	—	966.6
Advanced	159.9	(30.1)	—	129.8
Exploration	54.7	(12.6)	(0.6)	41.5
	$6,886.1	$(2,254.5)	$(76.0)	$4,555.6
[1]	Accumulated depletion includes previously recognized impairment charges.

The movement in royalty, stream and working interests for the six months ended June 30, 2019 is as follows:

	Mining
	Royalties	Streams	Energy	Advanced	Exploration	Total
Balance at December 31, 2018	$450.1	$2,967.6	$966.6	$129.8	$41.5	$4,555.6
Acquisitions (Note 3)	—	—	87.6	45.8	—	133.4
Depletion	(23.0)	(74.0)	(20.8)	(0.3)	—	(118.1)
Impact of foreign exchange	5.8	—	16.9	1.7	0.5	24.9
Balance at June 30, 2019	$432.9	$2,893.6	$1,050.3	$177.0	$42.0	$4,595.8

Of the total net book value as at June 30, 2019, $2,352.8 million (December 31, 2018 - $2,233.0 million) is depletable and $2,243.0 million (December 31, 2018 - $2,322.6 million) is non-depletable.